Financial instruments - Fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	R$ 93,036,064	R$ 98,802,972
Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Secondary Market
Financial liabilities, at fair value	R$ 44,487,544	48,734,909
Export credits (“export prepayments”) | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 21,383,389	22,740,891
Assets Financing | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 395,806	422,115
Assets Financing | Country of domicile | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 58,807	60,566
ECA - Export Credit Agency | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 859,549	864,202
IFC - International Finance Corporation | Foreign countries | SOFR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	SOFR
Financial liabilities, at fair value	R$ 6,233,706	6,261,715
Panda Bonds (1) | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	Fixed
Financial liabilities, at fair value	R$ 973,163	951,125
BNDES – TJLP [Member] | Country of domicile | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 159,443	171,109
BNDES – TLP [Member] | Country of domicile | BNDES – TLP
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 3,329,356	3,275,012
BNDES | Country of domicile | BNDES – SELIC
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 635,999	645,139
BNDES – TR | Country of domicile | BNDES – TR
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 34,070	33,466
BNDES - US$ | Country of domicile | BNDES - US$
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 2
Financial liabilities, at fair value	R$ 104,408	106,966
Debentures | Country of domicile | CDI/IPCA
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1/IPCA
Financial liabilities, at fair value	R$ 12,127,177	12,002,992
NCE ("Export Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 107,507	108,308
NCR ("Rural Credit Notes") | Country of domicile | CDI
Disclosure of detailed information about financial instruments [line items]
Description of valuation techniques used to measure fair value less costs of disposal	DI 1
Financial liabilities, at fair value	R$ 2,146,140	R$ 2,424,457